BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                                   22nd Floor
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: dudleya@butzel.com




                                         July 11, 2008

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

              Re:      Narragansett Insured Tax-Free Income Fund
                       File Nos. 33-48696 and 811-6707
Dear Sirs:

     On behalf of Narragansett Insured Tax-Free Income Fund (the "Fund"), we are filing today with the Commission pursuant to Rule 402 under the Securities Act of 1933 and pursuant to Rule 8b-11 under the Investment Company Act of 1940, Form N-14 Registration Statement of the Fund.

     It is proposed that this amendment will become effective on August 11, 2008.

     Please provide comments to me or to my partner Robert Jones at the above telephone number, 212-818-1110.


                              Very truly yours,


                              /s/ Arthur Dudley II
                              Arthur Dudley II